Other current assets	12 Months Ended
Dec. 31, 2024
Other current assets [Abstract]
Other current assets
9. Other current assets

	Year ended December 31,
	2024	2023
	$’000	$’000
Prepaid expenses	3,169	2,232
VAT receivable	150	178
Other receivables	1,582	119
	4,901	2,529

At December 31, 2024, other receivables primarily represents research and development tax receivable.